YieldMax INTC Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 15.3%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 15.3%
Intel Corp., Expiration: 8/7/2026; Exercise Price: $97.00	$2,706,000	300	$61,950
Intel Corp., Expiration: 8/7/2026; Exercise Price: $96.00	9,020,000	1,000	229,500
Intel Corp., Expiration: 8/7/2026; Exercise Price: $91.00	1,713,800	190	76,950
Intel Corp., Expiration: 8/7/2026; Exercise Price: $88.00	1,804,000	200	113,500
Intel Corp., Expiration: 8/7/2026; Exercise Price: $86.00	1,804,000	200	137,000
Intel Corp., Expiration: 8/21/2026; Exercise Price: $84.01	17,047,800	1,890	2,010,450
			2,629,350

TOTAL PURCHASED OPTIONS (Cost $2,133,281)			2,629,350

SHORT-TERM INVESTMENTS - 92.5%
Money Market Funds - 3.4%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		592,446	592,446

U.S. Treasury Bills - 89.1%		Principal Amount	Value
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		$5,247,000	5,207,925
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		5,924,000	5,844,237
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		4,343,000	4,252,841
			15,305,003

TOTAL SHORT-TERM INVESTMENTS (Cost $15,893,748)			15,897,449

TOTAL INVESTMENTS - 107.8% (Cost $18,027,029)			$18,526,799
Liabilities in Excess of Other Assets - (7.8)%			(1,338,491)
TOTAL NET ASSETS - 100.0%			$17,188,308

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $13,619,008.

YieldMax INTC Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (10.1)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (5.5)%
Intel Corp., Expiration: 8/7/2026; Exercise Price: $93.00	$(2,706,000)	(300)	$(99,000)
Intel Corp., Expiration: 8/7/2026; Exercise Price: $92.00	(9,020,000)	(1,000)	(370,000)
Intel Corp., Expiration: 8/7/2026; Exercise Price: $87.00	(1,713,800)	(190)	(118,750)
Intel Corp., Expiration: 8/7/2026; Exercise Price: $84.00	(1,804,000)	(200)	(164,500)
Intel Corp., Expiration: 8/7/2026; Exercise Price: $82.00	(1,804,000)	(200)	(194,500)
			(946,750)

Put Options - (4.6)%
Intel Corp., Expiration: 8/21/2026; Exercise Price: $84.01	(17,047,800)	(1,890)	(795,388)

TOTAL WRITTEN OPTIONS (Premiums received $2,114,871)			$(1,742,138)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.